LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabilities
SCHEDULE OF OPERATING LEASE LIABILITIES
Total
Balance at December 31, 2022	$378,643
Additions	734,903
Interest expense	96,423
Lease payments	(423,410)
Foreign exchange	3,464
Balance at December 31, 2023	$790,023
Interest expense	65,378
Lease payments	(423,157)
Foreign exchange	(4,223)
Balance at December 31, 2024	$428,021

Which consists of:

	December 31, 2024	December 31, 2023
Current lease liability	$154,147	$362,001
Non-current lease liability	273,874	428,022
Ending balance	$428,021	$790,023

SCHEDULE OF OPERATING MATURITY ANALYSIS
Maturity analysis	December 31, 2024	December 31, 2023
Less than one year	$190,856	$429,948
One to three years	282,419	355,879
Four to five years	71,836	141,519
Total undiscounted lease liabilities	545,111	927,346
Amount representing interest	(117,090)	(137,323)
	$428,021	$790,023